Label	Element	Value
Common Class C to Common Class E [Member]
Value of Number of Shares Exchanged or Redesignated	tixt_ValueOfNumberOfSharesExchangedOrRedesignated	$ 110,000,000
Common Class C to Common Class E [Member] | Share capital [member]
Value of Number of Shares Exchanged or Redesignated	tixt_ValueOfNumberOfSharesExchangedOrRedesignated	$ 110,000,000
Number of Shares Exchanged or Redesignated	tixt_NumberOfSharesExchangedOrRedesignated	9,000,000
Common Class A to Common Class E [Member]
Value of Number of Shares Exchanged or Redesignated	tixt_ValueOfNumberOfSharesExchangedOrRedesignated	$ (994,000,000)
Common Class A to Common Class E [Member] | Share capital [member]
Value of Number of Shares Exchanged or Redesignated	tixt_ValueOfNumberOfSharesExchangedOrRedesignated	$ (994,000,000)
Number of Shares Exchanged or Redesignated	tixt_NumberOfSharesExchangedOrRedesignated	(245,000,000)
Class B Ordinary Shares [Member]
Issue of equity	ifrs-full_IssueOfEquity	$ 215,000,000
Class B Ordinary Shares [Member] | Share capital [member]
Issue of equity	ifrs-full_IssueOfEquity	$ 215,000,000
Common Shares Issued	tixt_CommonSharesIssued	17,000,000
Class C Ordinary Shares [Member]
Issue of equity	ifrs-full_IssueOfEquity	$ 51,000,000
Class C Ordinary Shares [Member] | Share capital [member]
Issue of equity	ifrs-full_IssueOfEquity	$ 51,000,000
Common Shares Issued	tixt_CommonSharesIssued	3,000,000
Class A Ordinary Shares [Member]
Issue of equity	ifrs-full_IssueOfEquity	$ 349,000,000
Class A Ordinary Shares [Member] | Share capital [member]
Issue of equity	ifrs-full_IssueOfEquity	$ 349,000,000
Common Shares Issued	tixt_CommonSharesIssued	28,000,000
Subordinate Voting Shares converted from Multiple Voting Shares [Member]
Conversion Of Stock, Value of Shares Converted	tixt_ConversionOfStockValueOfSharesConverted	$ 132,000,000
Subordinate Voting Shares converted from Multiple Voting Shares [Member] | Share capital [member]
Number Of Shares Converted	tixt_NumberOfSharesConverted	36,000,000
Conversion Of Stock, Value of Shares Converted	tixt_ConversionOfStockValueOfSharesConverted	$ 132,000,000
Class E Ordinary Shares [Member]
Issue of equity	ifrs-full_IssueOfEquity	90,000,000
Class E Ordinary Shares [Member] | Share capital [member]
Issue of equity	ifrs-full_IssueOfEquity	$ 90,000,000
Common Shares Issued	tixt_CommonSharesIssued	7,000,000
Common Class A to Common Class D [Member]
Value of Number of Shares Exchanged or Redesignated	tixt_ValueOfNumberOfSharesExchangedOrRedesignated	$ 884,000,000
Common Class A to Common Class D [Member] | Share capital [member]
Value of Number of Shares Exchanged or Redesignated	tixt_ValueOfNumberOfSharesExchangedOrRedesignated	$ 884,000,000
Number of Shares Exchanged or Redesignated	tixt_NumberOfSharesExchangedOrRedesignated	236,000,000
Multiple Voting Shares to Subordinate Voting Shares [Member]
Conversion Of Stock, Value of Shares Converted	tixt_ConversionOfStockValueOfSharesConverted	$ (132,000,000)
Multiple Voting Shares to Subordinate Voting Shares [Member] | Share capital [member]
Number Of Shares Converted	tixt_NumberOfSharesConverted	(36,000,000)
Conversion Of Stock, Value of Shares Converted	tixt_ConversionOfStockValueOfSharesConverted	$ (132,000,000)